Tema Neuroscience and Mental Health ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Biotechnology - 65.0%(a)
ACADIA Pharmaceuticals, Inc. (b)	10,596	$228,556
Alkermes PLC (b)	5,940	181,824
Alnylam Pharmaceuticals, Inc. (b)	1,982	603,638
Argenx SE - ADR (b)	890	510,201
Avidity Biosciences, Inc. (b)	5,392	167,044
Biogen, Inc. (b)	2,501	324,605
Biohaven Ltd. (b)	3,831	56,737
Catalyst Pharmaceuticals, Inc. (b)	11,352	283,346
Crinetics Pharmaceuticals, Inc. (b)	13,066	398,644
Day One Biopharmaceuticals, Inc. (b)	11,305	72,126
Denali Therapeutics, Inc. (b)	15,174	200,904
Dyne Therapeutics, Inc. (b)	4,717	56,415
Immunovant, Inc. (b)	5,866	87,110
Intellia Therapeutics, Inc. (b)	7,677	52,741
Ionis Pharmaceuticals, Inc. (b)	8,318	278,736
Neurocrine Biosciences, Inc. (b)	3,904	480,270
Praxis Precision Medicines, Inc. (b)	1,055	40,670
Prothena Corp. PLC (b)	6,351	29,151
PTC Therapeutics, Inc. (b)	3,124	151,577
Regeneron Pharmaceuticals, Inc.	1,284	629,520
Sarepta Therapeutics, Inc. (b)	1,943	73,057
Scholar Rock Holding Corp. (b)	4,836	140,292
Solid Biosciences, Inc. (b)	8,649	27,763
Vertex Pharmaceuticals, Inc. (b)	2,298	1,015,831
Voyager Therapeutics, Inc. (b)	14,960	40,990
Xenon Pharmaceuticals, Inc. (b)	6,111	176,302
		6,308,050

Health Care Equipment & Supplies - 11.8%
Dexcom, Inc. (b)	2,231	191,420
Medtronic PLC	2,976	246,948
Penumbra, Inc. (b)	617	164,721
Siemens Healthineers AG (c)	2,495	131,958
Stryker Corp.	798	305,347
Sysmex Corp.	6,108	103,254
		1,143,648

Health Care Providers & Services - 3.2%
Acadia Healthcare Co., Inc. (b)	2,596	58,773
Option Care Health, Inc. (b)	4,975	162,583
Talkspace, Inc. (b)	27,834	88,791
		310,147

Pharmaceuticals - 17.6%
Arvinas, Inc. (b)	2,074	14,933
Axsome Therapeutics, Inc. (b)	2,327	244,707
Eisai Co. Ltd.	2,036	58,592
Eli Lilly & Co.	547	403,505
Jazz Pharmaceuticals PLC (b)	1,672	180,693
Orion Oyj - Class B	1,440	97,694
Rapport Therapeutics, Inc. (b)	1,499	12,397
Teva Pharmaceutical Industries Ltd. - ADR (b)	28,861	484,287
UCB SA	1,193	216,599
		1,713,407
TOTAL COMMON STOCKS (Cost $10,930,633)		9,475,252

SHORT-TERM INVESTMENTS - 2.3%	Shares	Value
Money Market Funds - 2.3%
First American Treasury Obligations Fund - Class X, 4.23% (d)	220,990	220,990
TOTAL SHORT-TERM INVESTMENTS (Cost $220,990)		220,990

TOTAL INVESTMENTS - 99.9% (Cost $11,151,623)		9,696,242
Other Assets in Excess of Liabilities - 0.1%		14,353
TOTAL NET ASSETS - 100.0%		$9,710,595
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $131,958 or 1.4% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Tema ETF Trust
Tema Neuroscience and Mental Health ETF
Notes to Quarterly Schedule of Investments
May 31, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$9,475,252	$–	$–	$9,475,252
Money Market Funds	220,990	–	–	220,990
Total Investments	$9,696,242	$–	$–	$9,696,242

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of May 31, 2025
(% of Net Assets)
United States	$7,278,739	74.9%
Ireland	638,616	6.6
Netherlands	510,201	5.3
Israel	484,287	5.0
Belgium	216,599	2.2
Canada	176,302	1.8
Japan	161,846	1.7
Germany	131,958	1.4
Finland	97,694	1.0
Other Assets in Excess of Liabilities	14,353	0.1
	$9,710,595	100.0%

Sector Classification as of May 31, 2025
(% of Net Assets)
Health Care	$9,475,252	97.6%
Money Market Funds	220,990	2.3
Other Assets in Excess of Liabilities	14,353	0.1
	9,710,595	100.0%